N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	FS VARIABLE SEPARATE ACCOUNT
Entity Central Index Key	0000931344
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Polaris Platinum O-Series (NY) (Ver 1) 333-178843
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectusesor by calling (855) 421-2692.
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Current Expenses [Percent]	1.01%
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Current Expenses [Percent]	1.05%
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Current Expenses [Percent]	1.03%
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Current Expenses [Percent]	1.02%
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Current Expenses [Percent]	0.91%
Polaris Platinum O-Series (NY) (Ver 1) 333-178843 | SAPutnamAssetAllocationDiversifiedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam Asset Allocation Diversified Growth Portfolio
Current Expenses [Percent]	1.15%